Vanguard® Large-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.7%)
	Linde plc	536,824	199,886
	Air Products and Chemicals Inc.	244,415	69,267
	Freeport-McMoRan Inc.	1,577,221	58,815
	Ecolab Inc.	282,142	47,795
	Nucor Corp.	273,640	42,784
	Dow Inc.	773,554	39,884
	Fastenal Co.	628,807	34,358
	Newmont Corp.	874,112	32,298
	LyondellBasell Industries NV Class A	285,375	27,025
	Albemarle Corp.	129,032	21,941
	International Flavors & Fragrances Inc.	280,775	19,140
	CF Industries Holdings Inc.	212,300	18,203
	Avery Dennison Corp.	88,679	16,199
	Celanese Corp.	113,774	14,281
	International Paper Co.	380,630	13,501
	Mosaic Co.	365,210	13,001
	Eastman Chemical Co.	130,492	10,011
	Steel Dynamics Inc.	86,575	9,283
	FMC Corp.	137,046	9,178
	Westlake Corp.	17,720	2,209
			699,059
Consumer Discretionary (14.2%)
*	Amazon.com Inc.	10,216,174	1,298,680
*	Tesla Inc.	2,968,193	742,701
	Home Depot Inc.	1,100,257	332,454
	Costco Wholesale Corp.	487,540	275,441
	Walmart Inc.	1,629,396	260,589
	McDonald's Corp.	801,736	211,209
*	Netflix Inc.	487,539	184,095
*	Walt Disney Co.	2,013,149	163,166
	Lowe's Cos. Inc.	640,316	133,083
	NIKE Inc. Class B	1,347,821	128,879
*	Booking Holdings Inc.	39,270	121,107
	Starbucks Corp.	1,260,133	115,012
	TJX Cos. Inc.	1,264,353	112,376
*	Uber Technologies Inc.	2,135,840	98,227
	Activision Blizzard Inc.	822,212	76,984
*	Airbnb Inc. Class A	445,619	61,143
*	O'Reilly Automotive Inc.	66,292	60,250
	Target Corp.	507,854	56,153
*	Chipotle Mexican Grill Inc.	30,355	55,605
	Marriott International Inc. Class A	278,901	54,821

		Shares	Market Value ($000)
	Ford Motor Co.	4,325,004	53,717
*	AutoZone Inc.	19,969	50,721
	General Motors Co.	1,513,456	49,899
*	Lululemon Athletica Inc.	127,463	49,151
	Hilton Worldwide Holdings Inc.	287,724	43,210
	Ross Stores Inc.	374,793	42,333
*	Copart Inc.	945,238	40,730
	Yum! Brands Inc.	308,260	38,514
*	Trade Desk Inc. Class A	490,898	38,364
	DR Horton Inc.	334,977	36,000
	Electronic Arts Inc.	298,025	35,882
	Estee Lauder Cos. Inc. Class A	229,768	33,213
	Lennar Corp. Class A	279,324	31,348
*	Aptiv plc	311,158	30,677
*	Take-Two Interactive Software Inc.	186,854	26,232
*	Warner Bros Discovery Inc.	2,414,181	26,218
	Delta Air Lines Inc.	707,682	26,184
	eBay Inc.	585,503	25,815
	Dollar General Corp.	241,237	25,523
*	Dollar Tree Inc.	229,948	24,478
	Tractor Supply Co.	119,722	24,310
	Genuine Parts Co.	154,445	22,299
*	Royal Caribbean Cruises Ltd.	239,454	22,063
*	Ulta Beauty Inc.	54,164	21,636
*	NVR Inc.	3,408	20,323
	Darden Restaurants Inc.	132,970	19,044
*	Rivian Automotive Inc. Class A	775,924	18,839
	PulteGroup Inc.	241,400	17,876
	Southwest Airlines Co.	655,195	17,736
	Garmin Ltd.	168,568	17,733
	Las Vegas Sands Corp.	378,784	17,363
	Omnicom Group Inc.	217,356	16,189
*	Expedia Group Inc.	151,664	15,632
*	Roblox Corp. Class A	529,936	15,347
*	United Airlines Holdings Inc.	359,785	15,219
*	Carnival Corp.	1,104,446	15,153
	Best Buy Co. Inc.	216,118	15,014
*	Live Nation Entertainment Inc.	177,417	14,733
	Domino's Pizza Inc.	38,613	14,626
	LKQ Corp.	294,554	14,583
*	CarMax Inc.	173,886	12,299
	Rollins Inc.	320,439	11,962
*	MGM Resorts International	289,299	10,635
*	Burlington Stores Inc.	71,352	9,654
	Fox Corp. Class A	287,304	8,964
	News Corp. Class A	402,601	8,076
	Pool Corp.	20,426	7,274
	Paramount Global Class B	541,055	6,980
	Interpublic Group of Cos. Inc.	212,251	6,083
	BorgWarner Inc. (XNYS)	129,722	5,237
*	Caesars Entertainment Inc.	112,493	5,214
*,1	Lucid Group Inc.	880,870	4,924
*	Etsy Inc.	67,711	4,373
	Warner Music Group Corp. Class A	129,277	4,059
	Fox Corp. Class B	133,453	3,854
	Endeavor Group Holdings Inc. Class A	167,126	3,326
	News Corp. Class B	140,772	2,938
[1]	Sirius XM Holdings Inc.	631,110	2,853

		Shares	Market Value ($000)
*	Chewy Inc. Class A	102,323	1,868
	Lennar Corp. Class B	9,726	994
[1]	Paramount Global Class A	6,125	97
			5,747,566
Consumer Staples (5.3%)
	Procter & Gamble Co.	2,593,435	378,278
	PepsiCo Inc.	1,514,395	256,599
	Coca-Cola Co.	4,281,542	239,681
	Philip Morris International Inc.	1,707,860	158,114
	Mondelez International Inc. Class A	1,496,665	103,869
	CVS Health Corp.	1,413,106	98,663
	Altria Group Inc.	1,952,420	82,099
	Colgate-Palmolive Co.	909,467	64,672
	McKesson Corp.	148,431	64,545
	Constellation Brands Inc. Class A	181,500	45,616
	Kimberly-Clark Corp.	372,075	44,965
	Archer-Daniels-Midland Co.	589,863	44,488
*	Monster Beverage Corp.	806,753	42,718
	General Mills Inc.	639,412	40,916
	Corteva Inc.	780,641	39,938
	Kenvue Inc.	1,896,022	38,072
	Sysco Corp.	557,519	36,824
	Keurig Dr Pepper Inc.	1,075,994	33,969
	Cencora Inc.	187,842	33,806
	Hershey Co.	164,873	32,988
	Kroger Co.	711,054	31,820
	Kraft Heinz Co.	878,183	29,542
	Church & Dwight Co. Inc.	270,749	24,809
	McCormick & Co. Inc.	276,235	20,894
	Brown-Forman Corp. Class B	340,149	19,623
	Walgreens Boots Alliance Inc.	807,788	17,965
	Clorox Co.	136,250	17,857
	Kellogg Co.	282,638	16,820
	Tyson Foods Inc. Class A	314,343	15,871
	Conagra Brands Inc.	525,594	14,412
	J M Smucker Co.	106,676	13,112
	Hormel Foods Corp.	300,801	11,439
	Campbell Soup Co.	213,222	8,759
	Albertsons Cos. Inc. Class A	348,880	7,937
	Lamb Weston Holdings Inc.	80,149	7,411
	Molson Coors Beverage Co. Class B	99,707	6,340
	Brown-Forman Corp. Class A	56,887	3,305
			2,148,736
Energy (4.7%)
	Exxon Mobil Corp.	4,404,214	517,847
	Chevron Corp.	1,951,560	329,072
	ConocoPhillips	1,317,470	157,833
	Schlumberger NV	1,563,515	91,153
	EOG Resources Inc.	640,608	81,203
	Marathon Petroleum Corp.	439,882	66,572
	Pioneer Natural Resources Co.	256,498	58,879
	Phillips 66	489,869	58,858
	Valero Energy Corp.	388,505	55,055
	Occidental Petroleum Corp.	729,958	47,360
	Hess Corp.	304,063	46,522
	Williams Cos. Inc.	1,338,305	45,088
	Cheniere Energy Inc.	251,499	41,739

		Shares	Market Value ($000)
	Baker Hughes Co.	1,110,790	39,233
	Halliburton Co.	889,715	36,033
	Kinder Morgan Inc.	2,083,497	34,544
	Devon Energy Corp.	704,984	33,628
	ONEOK Inc.	492,775	31,257
	Diamondback Energy Inc.	196,731	30,470
	Coterra Energy Inc.	789,316	21,351
*	First Solar Inc.	111,600	18,033
	Marathon Oil Corp.	666,246	17,822
*	Enphase Energy Inc.	142,522	17,124
	EQT Corp.	226,229	9,180
	Texas Pacific Land Corp.	3,366	6,138
			1,891,994
Financials (10.0%)
*	Berkshire Hathaway Inc. Class B	1,931,085	676,459
	JPMorgan Chase & Co.	3,197,229	463,662
	Bank of America Corp.	7,431,030	203,462
	Wells Fargo & Co.	4,035,177	164,877
	S&P Global Inc.	350,065	127,917
	Goldman Sachs Group Inc.	362,652	117,343
	Morgan Stanley	1,367,117	111,652
	Marsh & McLennan Cos. Inc.	543,397	103,408
	BlackRock Inc.	147,825	95,567
	Chubb Ltd.	451,831	94,062
	Charles Schwab Corp.	1,655,442	90,884
	Progressive Corp.	643,711	89,669
	Blackstone Inc.	780,878	83,663
	Citigroup Inc.	2,012,537	82,776
	CME Group Inc.	395,757	79,238
	Intercontinental Exchange Inc.	627,732	69,063
	Aon plc Class A (XNYS)	212,018	68,740
	US Bancorp	1,713,065	56,634
	Moody's Corp.	171,591	54,252
	Arthur J Gallagher & Co.	237,085	54,039
	PNC Financial Services Group Inc.	438,204	53,798
	Aflac Inc.	653,439	50,151
	American International Group Inc.	783,110	47,456
	KKR & Co. Inc.	707,704	43,595
	MSCI Inc.	82,659	42,411
	Truist Financial Corp.	1,465,539	41,929
	Travelers Cos. Inc.	251,823	41,125
	Apollo Global Management Inc.	436,438	39,175
	MetLife Inc.	620,491	39,035
	Prudential Financial Inc.	399,356	37,895
	Ameriprise Financial Inc.	112,911	37,225
	Bank of New York Mellon Corp.	856,666	36,537
	Allstate Corp.	287,790	32,063
*	Arch Capital Group Ltd.	389,910	31,080
*	Berkshire Hathaway Inc. Class A	57	30,294
	T Rowe Price Group Inc.	246,778	25,880
	Willis Towers Watson plc	115,305	24,094
	Hartford Financial Services Group Inc.	336,420	23,856
	Discover Financial Services	274,968	23,820
	Broadridge Financial Solutions Inc.	129,990	23,275
	M&T Bank Corp.	182,708	23,103
	State Street Corp.	333,010	22,298
	Nasdaq Inc.	432,439	21,012
	Raymond James Financial Inc.	206,801	20,769

		Shares	Market Value ($000)
*	Markel Group Inc.	13,866	20,418
	LPL Financial Holdings Inc.	83,940	19,948
	Principal Financial Group Inc.	265,960	19,168
	Fifth Third Bancorp	748,790	18,967
	Ares Management Corp. Class A	179,602	18,476
	FactSet Research Systems Inc.	41,962	18,348
	Cboe Global Markets Inc.	116,008	18,122
	Regions Financial Corp.	1,032,141	17,753
	Everest Group Ltd.	47,744	17,745
	Cincinnati Financial Corp.	172,574	17,653
	Huntington Bancshares Inc.	1,591,995	16,557
	Northern Trust Corp.	216,352	15,032
	W R Berkley Corp.	212,444	13,488
	Citizens Financial Group Inc.	493,765	13,233
*	Coinbase Global Inc. Class A	167,181	12,552
	Loews Corp.	198,164	12,546
	Fidelity National Financial Inc.	284,454	11,748
	KeyCorp.	1,029,204	11,074
	Tradeweb Markets Inc. Class A	126,192	10,121
	Interactive Brokers Group Inc. Class A	111,805	9,678
	Brown & Brown Inc.	124,958	8,727
	Franklin Resources Inc.	329,289	8,094
	Equitable Holdings Inc.	190,398	5,405
	Globe Life Inc.	49,523	5,385
	Annaly Capital Management Inc.	271,204	5,101
	MarketAxess Holdings Inc.	20,734	4,430
	Corebridge Financial Inc.	174,352	3,443
*	Rocket Cos. Inc. Class A	128,305	1,050
			4,053,505
Health Care (12.8%)
	UnitedHealth Group Inc.	1,019,115	513,828
	Eli Lilly & Co.	939,960	504,881
	Johnson & Johnson	2,649,216	412,615
	AbbVie Inc.	1,941,890	289,458
	Merck & Co. Inc.	2,791,748	287,411
	Thermo Fisher Scientific Inc.	424,607	214,923
	Pfizer Inc.	6,211,603	206,039
	Abbott Laboratories	1,909,202	184,906
	Danaher Corp.	731,073	181,379
	Amgen Inc.	588,477	158,159
	Bristol-Myers Squibb Co.	2,298,405	133,399
	Medtronic plc	1,463,773	114,701
*	Intuitive Surgical Inc.	386,554	112,986
	Elevance Health Inc.	259,262	112,888
	Stryker Corp.	376,040	102,761
	Gilead Sciences Inc.	1,370,840	102,731
*	Vertex Pharmaceuticals Inc.	283,952	98,742
	Cigna Group	325,648	93,158
*	Regeneron Pharmaceuticals Inc.	111,568	91,816
*	Boston Scientific Corp.	1,610,819	85,051
	Becton Dickinson and Co.	319,162	82,513
	Zoetis Inc.	455,810	79,302
	Humana Inc.	136,326	66,325
	HCA Healthcare Inc.	224,429	55,205
*	Edwards Lifesciences Corp.	668,825	46,336
*	Centene Corp.	595,766	41,036
*	Biogen Inc.	159,319	40,947
*	IDEXX Laboratories Inc.	91,331	39,936

		Shares	Market Value ($000)
*	DexCom Inc.	426,739	39,815
*	IQVIA Holdings Inc.	191,404	37,659
*	Moderna Inc.	355,921	36,763
	Agilent Technologies Inc.	322,347	36,045
*	Seagen Inc.	154,844	32,850
*	Veeva Systems Inc. Class A	160,351	32,623
	West Pharmaceutical Services Inc.	81,264	30,491
*	Horizon Therapeutics plc	252,080	29,163
	GE Healthcare Inc.	425,546	28,954
	Zimmer Biomet Holdings Inc.	229,908	25,800
*	Align Technology Inc.	79,956	24,412
*	Alnylam Pharmaceuticals Inc.	137,542	24,359
	Cardinal Health Inc.	275,865	23,951
	ResMed Inc.	161,812	23,927
*	Illumina Inc.	174,062	23,895
	STERIS plc	108,685	23,848
	Baxter International Inc.	557,611	21,044
*	Molina Healthcare Inc.	64,143	21,032
	Laboratory Corp. of America Holdings	97,403	19,583
*	Hologic Inc.	269,462	18,701
*	BioMarin Pharmaceutical Inc.	206,870	18,304
	Cooper Cos. Inc.	54,477	17,324
*	Avantor Inc.	744,200	15,688
	Revvity Inc.	136,569	15,118
	Quest Diagnostics Inc.	123,440	15,042
	Viatris Inc.	1,318,979	13,005
*	Insulet Corp.	76,767	12,244
*	Incyte Corp.	209,650	12,112
	Royalty Pharma plc Class A	420,392	11,409
*	Henry Schein Inc.	143,711	10,671
	Teleflex Inc.	51,764	10,167
*	Bio-Rad Laboratories Inc. Class A	22,447	8,046
*	Charles River Laboratories International Inc.	28,208	5,528
*,2	ABIOMED Inc. CVR	12	—
			5,173,005
Industrials (11.6%)
	Visa Inc. Class A	1,617,481	372,037
	Mastercard Inc. Class A	925,468	366,402
	Accenture plc Class A	693,995	213,133
	Caterpillar Inc.	561,244	153,220
	Union Pacific Corp.	670,504	136,535
	Honeywell International Inc.	730,483	134,949
	General Electric Co.	1,197,379	132,370
*	Boeing Co.	663,615	127,202
	United Parcel Service Inc. Class B (XNYS)	795,740	124,032
	RTX Corp.	1,601,286	115,245
	Lockheed Martin Corp.	277,058	113,306
	Deere & Co.	290,305	109,555
	Automatic Data Processing Inc.	453,260	109,045
	Eaton Corp. plc	438,998	93,630
	American Express Co.	607,672	90,659
*	Fiserv Inc.	670,356	75,723
	Illinois Tool Works Inc.	316,060	72,792
*	PayPal Holdings Inc.	1,207,893	70,613
	CSX Corp.	2,207,318	67,875
	FedEx Corp.	249,009	65,967
	Northrop Grumman Corp.	149,806	65,943
	Sherwin-Williams Co.	254,626	64,942

		Shares	Market Value ($000)
	Emerson Electric Co.	628,691	60,713
	General Dynamics Corp.	270,363	59,742
	3M Co.	607,355	56,861
	Parker-Hannifin Corp.	141,259	55,023
	Trane Technologies plc	251,227	50,976
	Carrier Global Corp.	921,597	50,872
	Norfolk Southern Corp.	249,763	49,186
	PACCAR Inc.	575,177	48,902
*	TransDigm Group Inc.	57,675	48,628
	Cintas Corp.	95,134	45,760
	Old Dominion Freight Line Inc.	108,200	44,269
	Paychex Inc.	357,033	41,177
	Johnson Controls International plc	748,504	39,828
	Capital One Financial Corp.	398,611	38,685
	Verisk Analytics Inc.	159,536	37,689
	AMETEK Inc.	253,744	37,493
	Ferguson plc	224,557	36,933
	Otis Worldwide Corp.	453,050	36,384
	L3Harris Technologies Inc.	208,097	36,234
	Rockwell Automation Inc.	126,355	36,121
	Fidelity National Information Services Inc.	651,687	36,019
	Cummins Inc.	155,882	35,613
	WW Grainger Inc.	49,513	34,255
	DuPont de Nemours Inc.	454,344	33,890
	PPG Industries Inc.	259,168	33,640
	United Rentals Inc.	75,124	33,398
	Global Payments Inc.	285,941	32,995
	Quanta Services Inc.	159,771	29,888
	Vulcan Materials Co.	146,146	29,524
	Fortive Corp.	387,327	28,724
	Ingersoll Rand Inc. (XYNS)	444,937	28,351
	Martin Marietta Materials Inc.	67,980	27,904
*	Block Inc. (XNYS)	604,398	26,751
*	Mettler-Toledo International Inc.	24,056	26,656
*	Keysight Technologies Inc.	195,618	25,882
	Equifax Inc.	135,028	24,734
	Xylem Inc.	264,971	24,120
	Dover Corp.	153,849	21,464
*	Teledyne Technologies Inc.	51,819	21,172
	Westinghouse Air Brake Technologies Corp.	197,102	20,946
*	FleetCor Technologies Inc.	77,183	19,708
	Jacobs Solutions Inc.	138,549	18,912
	Expeditors International of Washington Inc.	162,757	18,657
*	Waters Corp.	65,073	17,844
	Ball Corp.	346,908	17,269
	JB Hunt Transport Services Inc.	90,995	17,154
	Textron Inc.	217,848	17,023
	TransUnion	212,790	15,276
	Packaging Corp. of America	98,935	15,191
	Snap-on Inc.	58,230	14,852
*	Trimble Inc.	273,223	14,716
	Stanley Black & Decker Inc.	168,793	14,108
	Synchrony Financial	459,903	14,059
*	Zebra Technologies Corp. Class A	56,488	13,361
	Masco Corp.	247,408	13,224
*	Bill Holdings Inc.	111,124	12,065
	Crown Holdings Inc.	132,833	11,753
*	Fair Isaac Corp.	12,987	11,280

		Shares	Market Value ($000)
	HEICO Corp. Class A	81,898	10,583
	CH Robinson Worldwide Inc.	121,762	10,487
	Howmet Aerospace Inc.	215,454	9,965
	Hubbell Inc.	29,477	9,238
	HEICO Corp.	45,759	7,410
	Jack Henry & Associates Inc.	40,131	6,065
*,1	Symbotic Inc.	13,355	446
			4,693,223
Real Estate (2.3%)
	Prologis Inc.	1,016,418	114,052
	American Tower Corp.	512,841	84,337
	Equinix Inc.	102,935	74,758
	Welltower Inc.	570,676	46,750
	Public Storage	174,098	45,878
	Crown Castle Inc.	477,123	43,910
	Digital Realty Trust Inc.	333,031	40,303
	Realty Income Corp.	779,551	38,931
	Simon Property Group Inc.	341,972	36,943
*	CoStar Group Inc.	449,232	34,541
	VICI Properties Inc.	1,114,899	32,444
	Extra Space Storage Inc.	232,443	28,260
	AvalonBay Communities Inc.	156,333	26,849
	Weyerhaeuser Co.	803,998	24,651
*	CBRE Group Inc. Class A	323,816	23,917
	SBA Communications Corp.	119,310	23,882
	Equity Residential	396,387	23,272
	Invitation Homes Inc.	673,073	21,330
	Iron Mountain Inc.	321,378	19,106
	Alexandria Real Estate Equities Inc.	190,511	19,070
	Ventas Inc.	442,703	18,651
	Mid-America Apartment Communities Inc.	128,312	16,507
	Sun Communities Inc.	136,824	16,192
	Essex Property Trust Inc.	70,602	14,974
	UDR Inc.	362,239	12,921
	WP Carey Inc.	235,241	12,722
	Camden Property Trust	117,451	11,109
	Healthpeak Properties Inc.	601,602	11,045
*	Zillow Group Inc. Class C	151,219	6,980
	Host Hotels & Resorts Inc.	391,105	6,285
	Regency Centers Corp.	101,646	6,042
	Boston Properties Inc.	77,674	4,620
*	Zillow Group Inc. Class A	61,339	2,747
			943,979
Technology (32.1%)
	Apple Inc.	16,340,592	2,797,673
	Microsoft Corp.	8,174,151	2,580,988
	NVIDIA Corp.	2,581,592	1,122,967
*	Alphabet Inc. Class A	6,527,769	854,224
*	Meta Platforms Inc. Class A	2,445,257	734,091
*	Alphabet Inc. Class C	5,424,542	715,226
	Broadcom Inc.	454,030	377,108
*	Adobe Inc.	501,466	255,698
*	Salesforce Inc.	1,018,019	206,434
	Oracle Corp.	1,791,647	189,771
*	Advanced Micro Devices Inc.	1,777,530	182,766
	Intel Corp.	4,607,565	163,799
	Texas Instruments Inc.	998,934	158,841

		Shares	Market Value ($000)
	Intuit Inc.	292,721	149,563
	International Business Machines Corp.	1,002,240	140,614
	QUALCOMM Inc.	1,227,825	136,362
	Applied Materials Inc.	920,351	127,423
*	ServiceNow Inc.	224,417	125,440
	Analog Devices Inc.	548,243	95,992
	Lam Research Corp.	145,793	91,379
	Micron Technology Inc.	1,204,991	81,976
*	Palo Alto Networks Inc.	336,501	78,889
*	Synopsys Inc.	167,319	76,794
*	Cadence Design Systems Inc.	299,026	70,062
	KLA Corp.	150,419	68,991
	Roper Technologies Inc.	117,400	56,854
	Amphenol Corp. Class A	656,232	55,117
	Marvell Technology Inc.	946,200	51,218
*	Workday Inc. Class A	227,754	48,933
*	Autodesk Inc.	235,161	48,657
	Microchip Technology Inc.	598,910	46,745
*	Snowflake Inc. Class A	304,775	46,560
*	ON Semiconductor Corp.	474,792	44,132
*	VMware Inc. Class A	260,406	43,352
*	Fortinet Inc.	734,452	43,098
	TE Connectivity Ltd.	345,380	42,665
*	Crowdstrike Holdings Inc. Class A	234,276	39,213
	Cognizant Technology Solutions Corp. Class A	555,619	37,638
*	Palantir Technologies Inc. Class A	2,139,722	34,236
*	Atlassian Corp. Ltd. Class A	168,662	33,987
	CDW Corp.	147,483	29,756
*	ANSYS Inc.	95,442	28,399
*	Gartner Inc.	82,388	28,309
*	Splunk Inc.	184,520	26,986
*	Datadog Inc. Class A	296,152	26,976
*	HubSpot Inc.	52,274	25,745
	Corning Inc.	844,642	25,736
*	DoorDash Inc. Class A	322,007	25,590
*	MongoDB Inc.	73,779	25,517
	HP Inc.	976,711	25,101
	Hewlett Packard Enterprise Co.	1,420,649	24,677
	Monolithic Power Systems Inc.	49,945	23,075
*	VeriSign Inc.	96,452	19,534
*	Cloudflare Inc. Class A	305,829	19,279
	Dell Technologies Inc. Class C	264,823	18,246
*	Tyler Technologies Inc.	46,312	17,883
*	Akamai Technologies Inc.	166,900	17,782
*	Zoom Video Communications Inc. Class A	251,833	17,613
	NetApp Inc.	231,878	17,595
*	Pinterest Inc. Class A	640,275	17,307
	Skyworks Solutions Inc.	175,364	17,289
	Teradyne Inc.	169,485	17,026
*	EPAM Systems Inc.	63,714	16,291
*	Western Digital Corp.	354,137	16,159
*	Zscaler Inc.	96,324	14,987
	Paycom Software Inc.	56,565	14,666
	Seagate Technology Holdings plc	216,919	14,306
*	Okta Inc.	170,604	13,906
	Bentley Systems Inc. Class B	249,526	12,516
	SS&C Technologies Holdings Inc.	232,052	12,192
*	GoDaddy Inc. Class A	161,539	12,031

		Shares	Market Value ($000)
*	Match Group Inc.	305,968	11,986
*	Twilio Inc. Class A	189,311	11,080
	Gen Digital Inc. (XNGS)	597,375	10,562
*	Qorvo Inc.	107,731	10,285
*	Snap Inc. Class A	1,129,402	10,063
*	DocuSign Inc.	222,514	9,346
*	Unity Software Inc.	295,330	9,270
	Leidos Holdings Inc.	75,472	6,956
*	Toast Inc. Class A	214,588	4,019
*	ZoomInfo Technologies Inc.	198,970	3,263
			12,964,781
Telecommunications (2.3%)
	Cisco Systems Inc.	4,034,933	216,918
	Comcast Corp. Class A	4,527,893	200,767
	Verizon Communications Inc.	4,162,656	134,912
	AT&T Inc.	7,865,456	118,139
*	T-Mobile US Inc.	582,446	81,572
	Motorola Solutions Inc.	183,749	50,024
*	Charter Communications Inc. Class A	107,027	47,073
*	Arista Networks Inc.	255,457	46,986
*	Liberty Broadband Corp. Class C	131,601	12,018
*	Roku Inc.	68,260	4,818
*	Liberty Broadband Corp. Class A	18,068	1,642
			914,869
Utilities (2.7%)
	NextEra Energy Inc.	2,256,439	129,271
	Southern Co.	1,200,799	77,716
	Duke Energy Corp.	848,119	74,855
	Waste Management Inc.	445,634	67,932
	Sempra	692,377	47,102
*	PG&E Corp.	2,684,742	43,305
	American Electric Power Co. Inc.	566,742	42,630
	Exelon Corp.	1,093,668	41,330
	Dominion Energy Inc.	920,534	41,120
	Constellation Energy Corp.	353,820	38,595
	Waste Connections Inc. (XTSE)	283,473	38,070
	Xcel Energy Inc.	606,627	34,711
	Consolidated Edison Inc.	379,387	32,449
	Republic Services Inc.	226,123	32,225
	Public Service Enterprise Group Inc.	548,963	31,242
	WEC Energy Group Inc.	347,138	27,962
	Edison International	421,779	26,694
	American Water Works Co. Inc.	214,266	26,533
	Eversource Energy	384,221	22,342
	Ameren Corp.	288,666	21,601
	Entergy Corp.	232,589	21,515
	FirstEnergy Corp.	599,503	20,491
	DTE Energy Co.	192,751	19,136
	PPL Corp.	810,671	19,099
	CenterPoint Energy Inc.	692,567	18,595
	CMS Energy Corp.	321,356	17,067
	Alliant Energy Corp.	278,072	13,473
	Evergy Inc.	252,580	12,806
	NiSource Inc.	454,415	11,215
	AES Corp.	737,662	11,213
	Vistra Corp.	202,500	6,719

		Shares	Market Value ($000)
	Avangrid Inc.	85,133	2,569
			1,071,583
Total Common Stocks (Cost $23,466,871)			40,302,300
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 5.391% (Cost $87,847)	878,679	87,859
Total Investments (99.9%) (Cost $23,554,718)			40,390,159
Other Assets and Liabilities—Net (0.1%)			26,988
Net Assets (100%)			40,417,147
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,339,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $7,952,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	321	69,424	(2,890)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/30/24	BANA	34,502	(5.228)	—	(134)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	40,302,300	—	—	40,302,300
Temporary Cash Investments	87,859	—	—	87,859
Total	40,390,159	—	—	40,390,159
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2,890	—	—	2,890
Swap Contracts	—	134	—	134
Total	2,890	134	—	3,024
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.